Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
6. Income Taxes
Income tax expense during interim periods is based on applying an estimated annual effective income tax rate to year-to-date
income, plus any significant unusual or infrequently occurring items which are recorded in the interim period. The Company’s effective tax rate is estimated to be 21%.
The computation of the annual estimated effective tax rate at each interim period requires certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income earned and taxed in various jurisdictions, permanent and temporary differences, and the likelihood of recovering deferred tax assets generated in the current year. The accounting estimates used to compute the provision for income taxes may change as new events occur, more experience is obtained, additional information becomes known or as the tax environment changes.

The Company has evaluated tax positions taken or expected to be taken in the course of preparing the financial statements to determine if the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Company has concluded that there was no impact related to uncertain tax positions on the results of its operations for the period ended June 30, 2020. As of June 30, 2020, the Company has no accrued interest or penalties related to uncertain tax positions. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company’s conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, ongoing analyses of tax laws, regulations, and interpretations thereof.

6. Income Taxes
Effective Tax Rate Reconciliation
A reconciliation of the statutory federal income tax expense to the income tax expense from continuing operations provided at December 31, 2019 and 2018 as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Income tax expense at the federal statutory rate	$1,446,224	$(4,617)
State income taxes—net of federal income tax benefits	(29,220)	(1,018)
Change in valuation allowance	24,603	5,635

Total income tax expense (benefit)	$1,441,607	$—

Current/Deferred Taxes
The provision for income taxes consisted of the following for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Current income tax expense
Federal	$1,443,960	$—
State	—	—

Total current income tax expense	$1,443,960	$—

Deferred income tax expense
Federal	$(2,353)	$—
State	—	—

Total deferred income tax expense	$(2,353)	$—

Provision for income taxes	$1,441,607	$—

Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Deferred tax assets/(liabilities)
Tax attribute carryovers	$32,591	$5,635
Valuation allowance	(30,238)	(5,635)

Net deferred tax assets/(liabilities)	$2,353	$5,635

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. The Act contains reform to the corporate tax law including reducing the corporate tax rate to 21%, eliminating the
2-year
carryback for net operating losses, and creating an indefinite carryforward period for the net operating losses limited to 80% of taxable income. Due to the Act, the deferred tax balances were calculated using a federal effective tax rate of 21%.